Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-34513
Entity Registrant Name	CENOVUS ENERGY INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	4100, 225 – 6 Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 1N2
City Area Code	403
Local Phone Number	766-2000
Title of 12(b) Security	Common shares, no par value (together with associated common share purchase rights)
Trading Symbol	CVE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	1,871,868,729
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Entity Central Index Key	0001475260
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	271
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants (each warrant entitles the holder to purchase one common share at an exercise price of C$6.54 per share)
Trading Symbol	CVE WS
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System